Employee Benefit Plans and Defined Benefit Pension Plans - Fair Value Measurement of Pension Plan Assets (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total investments	$ 21.4	$ 19.8
Transfers between level 1 and level 2 within the three-tier fair value hierarchy	0.0
Transfers between in and out of level 3 within the three-tier fair value hierarchy	0.0
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total investments	5.4	6.0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments	16.0	13.8
Collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total investments	5.0	4.5
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	1.7	1.5
Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	2.1
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total investments	0.4	0.4
Cash and cash equivalents | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total investments	0.4	0.4
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	5.5	5.6
Mutual funds | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total investments	5.0	5.6
Mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments	0.5
U.S. Government securities
Defined Benefit Plan Disclosure [Line Items]
Total investments	2.7	2.5
U.S. Government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments	2.7	2.5
Municipal/provincial bonds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0.3	0.3
Municipal/provincial bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments	0.3	0.3
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total investments	12.5	11.0
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments	$ 12.5	$ 11.0